OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
SCHEDULE OF OTHER RECEIVABLES

Other receivables consisted of the following as of December 31, 2022 and December 31, 2021.

	As of December 31, 2022	As of December 31, 2021
Other receivables	$664,396	$1,300
Total other receivables	$664,396	$1,300